Changes in Liabilities Arising from Financing Activities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning		$ 3,843,599	$ 2,488,600
Net cash from/(used in) financing activities		6,453,511	843,939
Accrued interest		804,255	585,013
Debt discount		(481,104)
Share conversion of convertible notes	$ (1,004,889)	(432,115)
Other changes			(73,954)
Balance at ending		10,188,146	3,843,599
Interest bearing loans and borrowings [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning		3,843,599	2,476,705
Net cash from/(used in) financing activities		6,453,511	855,834
Accrued interest		804,255	585,013
Debt discount		(481,104)
Share conversion of convertible notes		(432,115)
Other changes			(73,954)
Balance at ending		10,188,146	3,843,599
Lease liability [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning			11,895
Net cash from/(used in) financing activities			(11,895)
Accrued interest
Debt discount
Share conversion of convertible notes
Other changes
Balance at ending